Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Leases [Abstract]
Recognized rental income	¥ 713	¥ 566	¥ 1,735	¥ 1,285
Future minimum lease payments to be received on non-cancellable operating leases	19,077		19,077
Right-of-use asset for operating leases	¥ 173,206		¥ 173,206